UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

Bond Fund

Semiannual report 11/30/16

A message to shareholders

Dear shareholder,

From the U.K.'s Brexit vote in June to Donald Trump's presidential election victory in November, the past six months have been marked by significant geopolitical changes. Longer-term interest rates in the United States generally rose during this time, especially in the final weeks of the period, making for a challenging environment for many segments of the fixed-income markets, particularly municipal bonds. The same was true of short-term rates, as the U.S. Federal Reserve decided in December to raise short-term lending rates for the first time in 2016.

The reality of higher interest rates is no surprise; rates around the world had for some time been hovering near historic lows, and in Japan and parts of Europe, central banks have been experimenting with pushing rates into negative territory. It's a trend that couldn't last forever, and the recent rise has been in the making for some time.

That said, fixed income still has a valuable role to play in diversified portfolios. At John Hancock Investments, we believe one of the best ways to navigate today's interest-rate volatility is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals, and that they aren't overly reliant on interest rates as the primary driver of returns.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
38	Financial statements
41	Financial highlights
49	Notes to financial statements
57	Continuation of investment advisory and subadvisory agreements
62	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/16 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Investors regained appetite for risk

Investors appeared to be more willing to take risk after the November presidential election, as markets priced in the potential for stronger economic growth in the U.S.

Interest rates moved sharply higher

Longer-term rates rose throughout the period and were up sharply in November, while the U.S. Federal Reserve hiked short-term rates for the first time in 2016 in December, shortly after the end of the fund's reporting period.

The fund outperformed its benchmark

The fund posted a modest gain for the six-month period, buoyed by an underweight position in U.S. Treasuries and targeted exposure in the corporate debt markets.

PORTFOLIO COMPOSITION AS OF 11/30/16 (%)

Corporate bonds	43.8
U.S. Government Agency	16.9
Asset backed securities	13.6
U.S. Government	12.5
Collateralized mortgage obligations – Commercial and residential	8.6
Collateralized mortgage obligations – U.S. Government Agency	0.8
Preferred securities	0.7
Capital preferred securities	0.5
Foreign government obligations	0.4
Term loans	0.1
Municipal bonds	0.1
Convertible bonds	0.1
Short-term investments and other	1.9

As a percentage of net assets.

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

The six months ended November 30, 2016, represented a volatile period for the fixed-income markets. What were some of the issues behind that turbulence?

The past six months were flanked by two political events that played a large role in shaping the markets. The first was the U.K.'s surprise decision at the end of June to leave the European Union. In the wake of that vote, investors sold off riskier positions and yields on U.S. Treasuries fell dramatically, with the 10-year note hitting an all-time low of 1.37% in early July. That sell-off was relatively short lived, however, as risk assets rallied and yields climbed gradually through the summer months and into early November.

The other significant political event, of course, was the U.S. presidential election. Donald J. Trump's victory caught most prognosticators off guard and markets were briefly volatile before launching into a significant rally for risk assets, including stocks and high-yield bonds. Yields on 10-year U.S. Treasuries spiked, climbing nearly 50 basis points in the three weeks from the election to the end of the month.

Meanwhile, interest rates, oil prices, and the general strength of the global economy also continued to be factors. With regard to interest rates, in December the U.S. Federal Reserve (Fed) finally raised rates for a second time, having held rates steady for most of the year, as it continued to normalize monetary policy. The move was widely anticipated by investors, and the real question for the Fed is what trajectory its policy moves take in 2017.

Where oil prices are headed is another question mark for investors. While prices at period end were close to double their January 2016 lows, they have been fairly volatile since the middle of the year, trading between $40 and $50 per barrel. Low energy prices have been a particular headwind to the high-yield bond market (generally bonds rated BB and lower), given the large number of smaller energy companies that had been issuing debt to expand operations. Investors expected an increase

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

"Two of the biggest positive contributors to performance were the fund's limited exposure to U.S. Treasuries and its slightly below-benchmark exposure to duration..."
in defaults in the absence of materially higher oil prices, and to that end defaults in commodity-linked segments of the high-yield market have trended higher for much of 2016, although defaults in other segments remain quite low. It remains to be seen whether bond prices in the high-yield market remain correlated with oil prices, or if investors are willing to overlook the risks in the energy sector in order to capture higher yields from what broadly are fundamentally sound companies.
Lastly, concern about the strength of the global economy remained a general concern for investors. Developed markets—especially Europe and Japan—contended with sluggish growth, while central banks in those markets pursued aggressive monetary policies with mixed results thus far.

QUALITY COMPOSITION AS OF 11/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

"... exposure to mortgage debt—specifically, commercial mortgage-backed securities and nonagency mortgage-backed securities—boosted relative returns."

What positions helped the fund's performance versus its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index?

Two of the biggest positive contributors to performance were the fund's limited exposure to U.S. Treasuries and its slightly below-benchmark exposure to duration, which measures a portfolio's sensitivity to interest rates. Treasuries sold off throughout the period and the fund's underweight position contributed positively to relative returns. Likewise, the fund's lower duration profile meant it was less susceptible to price declines as yields rose.

In a reversal from our last report to shareholders, the fund's modestly higher position in high-yield debt also helped returns. Investment-grade corporate debt was less of a factor, although the fund's exposure to the financials sector was beneficial, particularly after the sector's strong November rally.

Finally, exposure to mortgage debt—specifically, commercial mortgage-backed securities and nonagency mortgage-backed securities—boosted relative returns.

What positions detracted from relative performance?

The fund's small positions in high-grade U.S. utilities and foreign industrials were a slight drag on returns, as was security selection within the credit card receivables space among asset-backed securities. Altogether, these were relatively small positions for the fund and were only a minor factor in the fund's relative results versus the benchmark.

Given the level of uncertainty in the markets, how are you positioning the fund for the next several months?

We're continuing to take a fairly conservative stance in general as we head into 2017. We don't believe now is the time to be making big bets on either interest rates or credit. To that end, we held a modestly defensive stance with respect to the fund's duration. Managing interest-rate exposure is a less significant part of our overall strategy, however, as sector weighting and individual security selection remain our primary emphasis.

With that said, the fund holds some floating-rate securities, primarily mortgage-backed securities that hold adjustable rate loans. These investments can benefit if interest rates begin to move higher, and we believe they provide an element of diversification to the fund. With regard to credit, we have

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

been focused on high-quality securities within both the investment-grade space and the high-yield area. While our primary goal is to offer investors a well-diversified portfolio, in general we prefer credit-driven holdings over rate-sensitive securities, given the incremental yields offered and the potential opportunity for some spread tightening.

The reality for investors, however, is that for the foreseeable future, we are likely to remain in an environment of coupon-like returns. There are not a lot of opportunities in the market for meaningful price appreciation, and given the headwinds of rising interest rates and sluggish global economic growth, we prefer a more conservative tilt to the portfolio. As the Fed continues to navigate normalizing monetary policy, individual security selection will become increasingly important. While the markets have already begun to price in stronger economic growth under a Trump administration, we believe our slightly more conservative stance is warranted until potential policy changes become realities and that growth begins to manifest itself in real economic data.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-16	as of 11-30-16
Class A	-0.91	3.78	5.21	-3.50	20.36	66.24	2.57	2.52
Class B	-2.50	3.56	5.05	-4.77	19.10	63.71	1.96	1.90
Class C	1.43	3.90	4.91	-0.81	21.08	61.45	1.97	1.91
Class I2	3.47	4.98	6.05	0.62	27.51	79.89	3.07	3.01
Class R2[2,3]	3.12	4.64	5.64	0.48	25.47	73.02	2.57	2.51
Class R4[2,3]	3.41	4.77	5.80	0.62	26.25	75.75	3.03	2.87
Class R6[2,3]	3.65	5.11	6.14	0.74	28.31	81.42	3.10	3.03
Class NAV[2,3]	3.60	5.10	6.16	0.74	28.26	81.86	3.11	3.05
Index†	2.17	2.43	4.27	-0.92	12.74	51.90	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.93	1.63	1.63	0.61	1.02	0.87	0.52	0.50
Net (%)	0.88	1.58	1.58	0.56	0.97	0.72	0.45	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)
Class B4	11-30-06	16,371	16,371	15,190
Class C4	11-30-06	16,145	16,145	15,190
Class I2,3	11-30-06	17,989	17,989	15,190
Class R2[2,3]	11-30-06	17,302	17,302	15,190
Class R4[2,3]	11-30-06	17,575	17,575	15,190
Class R6[2,3]	11-30-06	18,142	18,142	15,190
Class NAV[2,3]	11-30-06	18,186	18,186	15,190

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2, Class R4, Class R6, and Class NAV shares, as applicable.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2016, with the same investment held until November 30, 2016.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2016, with the same investment held until November 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       10

Actual expenses/actual returns

	Account value on 6-1-2016	Ending value on 11-30-2016	Expenses paid during period ended 11-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,005.30	$4.22	0.84%
Class B	1,000.00	1,001.80	7.73	1.54%
Class C	1,000.00	1,001.80	7.73	1.54%
Class I	1,000.00	1,006.20	2.62	0.52%
Class R2	1,000.00	1,004.80	4.67	0.93%
Class R4	1,000.00	1,006.20	3.27	0.65%
Class R6	1,000.00	1,007.40	2.11	0.42%
Class NAV	1,000.00	1,007.40	2.11	0.42%

Hypothetical example for comparison purposes

	Account value on 6-1-2016	Ending value on 11-30-2016	Expenses paid during period ended 11-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.90	$4.26	0.84%
Class B	1,000.00	1,017.30	7.79	1.54%
Class C	1,000.00	1,017.30	7.79	1.54%
Class I	1,000.00	1,022.50	2.64	0.52%
Class R2	1,000.00	1,020.40	4.71	0.93%
Class R4	1,000.00	1,021.80	3.29	0.65%
Class R6	1,000.00	1,023.00	2.13	0.42%
Class NAV	1,000.00	1,023.00	2.13	0.42%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       11

Fund's investments

As of 11-30-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 43.8%				$2,256,766,138
(Cost $2,256,378,000)
Consumer discretionary 5.7%				292,266,636
Auto components 0.4%
Delphi Automotive PLC	4.250	01-15-26	6,255,000	6,487,786
Lear Corp.	5.250	01-15-25	5,098,000	5,359,273
Nemak SAB de CV (S)	5.500	02-28-23	4,577,000	4,502,624
ZF North America Capital, Inc. (S)	4.750	04-29-25	4,375,000	4,385,938
Automobiles 1.4%
American Honda Finance Corp.	1.700	02-22-19	8,285,000	8,268,861
Ford Motor Company	4.750	01-15-43	3,825,000	3,583,245
Ford Motor Credit Company LLC	2.551	10-05-18	3,680,000	3,703,500
Ford Motor Credit Company LLC	5.875	08-02-21	15,725,000	17,356,941
General Motors Company	4.875	10-02-23	11,080,000	11,563,553
General Motors Company	6.250	10-02-43	6,110,000	6,575,796
General Motors Financial Company, Inc.	3.450	04-10-22	6,140,000	6,058,467
General Motors Financial Company, Inc.	4.000	01-15-25	10,730,000	10,414,098
General Motors Financial Company, Inc.	5.250	03-01-26	4,090,000	4,270,713
Diversified consumer services 0.1%
Service Corp. International	5.375	05-15-24	4,190,000	4,357,181
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	9.125	05-01-19	2,353,000	2,441,238
Chester Downs & Marina LLC (S)	9.250	02-01-20	3,800,000	3,686,000
Eldorado Resorts, Inc.	7.000	08-01-23	2,415,000	2,553,863
GLP Capital LP	5.375	04-15-26	3,915,000	4,003,088
Hilton Grand Vacations Borrower LLC (S)	6.125	12-01-24	2,415,000	2,481,413
International Game Technology PLC (S)	6.500	02-15-25	3,995,000	4,244,688
Mohegan Tribal Gaming Authority (S)	7.875	10-15-24	5,265,000	5,271,581
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20	1,879,000	1,888,395
Waterford Gaming LLC (H)(S)	8.625	09-15-14	372,111	0
Household durables 0.2%
Newell Brands, Inc.	2.150	10-15-18	2,512,000	2,526,944
Newell Brands, Inc.	4.200	04-01-26	5,795,000	6,031,251
Internet and direct marketing retail 0.6%
Expedia, Inc.	5.000	02-15-26	13,261,000	13,627,799
QVC, Inc.	4.375	03-15-23	6,620,000	6,457,433
QVC, Inc.	5.125	07-02-22	4,975,000	5,082,231
QVC, Inc.	5.450	08-15-34	5,050,000	4,426,396
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	4,585,000	4,768,400

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media 2.0%
Altice Financing SA (S)	6.500	01-15-22	2,205,000	$2,272,528
Altice Financing SA (S)	6.625	02-15-23	3,145,000	3,192,175
Cengage Learning, Inc. (S)	9.500	06-15-24	4,275,000	3,729,938
Charter Communications Operating LLC (C)	6.484	10-23-45	1,940,000	2,172,771
Charter Communications Operating LLC (S)	6.484	10-23-45	7,260,000	8,131,091
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	4,160,000	4,196,400
LG FinanceCo Corp. (S)	5.875	11-01-24	900,000	895,500
McGraw-Hill Global Education Holdings LLC (S)	7.875	05-15-24	975,000	949,406
MDC Partners, Inc. (S)	6.500	05-01-24	4,055,000	3,467,025
Midcontinent Communications (S)	6.875	08-15-23	4,695,000	4,935,619
Myriad International Holdings BV (S)	5.500	07-21-25	7,970,000	8,021,646
Omnicom Group, Inc.	3.600	04-15-26	5,060,000	5,026,113
Sinclair Television Group, Inc. (S)	5.625	08-01-24	5,065,000	5,001,688
Sirius XM Radio, Inc. (S)	5.250	08-15-22	4,289,000	4,482,005
Sirius XM Radio, Inc. (S)	5.375	04-15-25	4,100,000	4,112,792
Sirius XM Radio, Inc. (S)	5.375	07-15-26	6,030,000	5,984,775
Time Warner Cable LLC	8.250	04-01-19	7,090,000	8,000,703
Time Warner, Inc. (C)	3.800	02-15-27	7,148,000	7,107,721
Viacom, Inc.	4.375	03-15-43	14,207,000	12,398,889
WMG Acquisition Corp. (S)	4.875	11-01-24	3,000,000	2,970,000
WMG Acquisition Corp. (S)	6.750	04-15-22	5,902,000	6,182,345
Specialty retail 0.4%
AutoNation, Inc.	4.500	10-01-25	3,435,000	3,441,372
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	7,128,000	6,771,600
L Brands, Inc.	6.625	04-01-21	7,245,000	8,023,838
L Brands, Inc.	6.875	11-01-35	4,420,000	4,420,000
Consumer staples 2.6%				133,395,294
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	18,915,000	20,188,490
Constellation Brands, Inc.	4.750	11-15-24	2,195,000	2,357,496
Molson Coors Brewing Company	1.450	07-15-19	2,734,000	2,691,087
Molson Coors Brewing Company	3.000	07-15-26	6,575,000	6,184,182
PepsiCo, Inc.	1.500	02-22-19	6,570,000	6,546,072
Food and staples retailing 0.9%
CVS Health Corp.	2.875	06-01-26	4,875,000	4,609,732
CVS Health Corp.	5.125	07-20-45	9,765,000	10,685,527
SUPERVALU, Inc.	7.750	11-15-22	5,225,000	5,172,750
Tops Holding II Corp.	8.750	06-15-18	1,075,000	951,375
Tops Holding LLC (S)	8.000	06-15-22	7,380,000	6,365,250
Walgreens Boots Alliance, Inc.	1.750	05-30-18	7,030,000	7,040,165
Whole Foods Market, Inc.	5.200	12-03-25	11,740,000	12,288,857

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.8%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	4,786,000	$5,504,690
Kraft Heinz Foods Company	2.000	07-02-18	7,872,000	7,887,319
Kraft Heinz Foods Company (S)	4.875	02-15-25	3,582,000	3,893,168
Kraft Heinz Foods Company	5.200	07-15-45	6,600,000	7,013,114
Lamb Weston Holdings, Inc. (S)	4.625	11-01-24	1,115,000	1,112,213
Lamb Weston Holdings, Inc. (S)	4.875	11-01-26	1,115,000	1,109,425
Mondelez International Holdings Netherlands BV (S)	1.625	10-28-19	6,735,000	6,620,525
Post Holdings, Inc. (S)	7.750	03-15-24	5,615,000	6,190,538
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	4,015,000	3,989,906
Revlon Consumer Products Corp. (C)	6.250	08-01-24	1,000,000	985,000
Tobacco 0.1%
Vector Group, Ltd.	7.750	02-15-21	3,845,000	4,008,413
Energy 4.6%				238,368,001
Energy equipment and services 0.2%
Antero Midstream Partners LP (S)	5.375	09-15-24	5,427,000	5,549,108
Emera US Finance LP (S)	3.550	06-15-26	3,950,000	3,875,566
Oil, gas and consumable fuels 4.4%
Cenovus Energy, Inc.	4.450	09-15-42	7,647,000	6,289,619
Cimarex Energy Company	4.375	06-01-24	3,400,000	3,482,994
Colorado Interstate Gas Company LLC (S)	4.150	08-15-26	4,090,000	3,889,353
Columbia Pipeline Group, Inc.	4.500	06-01-25	8,660,000	8,987,738
Continental Resources, Inc.	5.000	09-15-22	11,153,000	11,125,118
DCP Midstream LLC (S)	9.750	03-15-19	4,795,000	5,346,425
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	4,620,000	3,927,000
DCP Midstream Operating LP	2.700	04-01-19	6,010,000	5,972,438
DCP Midstream Operating LP	3.875	03-15-23	4,365,000	4,188,218
Enbridge Energy Partners LP	4.375	10-15-20	4,010,000	4,188,305
Enbridge, Inc.	4.250	12-01-26	5,625,000	5,645,053
Energy Transfer Partners LP	5.150	03-15-45	6,575,000	5,889,661
Energy Transfer Partners LP	9.700	03-15-19	3,490,000	4,019,339
EnLink Midstream Partners LP	4.850	07-15-26	3,255,000	3,196,579
Enterprise Products Operating LLC (P)	4.593	08-01-66	5,865,000	5,505,769
Gulfport Energy Corp. (S)	6.000	10-15-24	1,665,000	1,694,138
Kerr-McGee Corp.	6.950	07-01-24	5,870,000	6,813,503
Kinder Morgan Energy Partners LP	7.750	03-15-32	3,635,000	4,284,149
Kinder Morgan, Inc.	4.300	06-01-25	3,676,000	3,704,640
Kinder Morgan, Inc.	5.550	06-01-45	8,795,000	8,755,546
Lukoil International Finance BV (S)	3.416	04-24-18	5,675,000	5,726,688
MPLX LP	4.000	02-15-25	5,515,000	5,241,037
MPLX LP	4.875	12-01-24	6,815,000	6,881,480

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP	4.875	06-01-25	2,237,000	$2,247,237
Newfield Exploration Company	5.625	07-01-24	880,000	907,500
Newfield Exploration Company	5.750	01-30-22	2,035,000	2,106,225
Occidental Petroleum Corp.	3.400	04-15-26	5,155,000	5,150,948
Petrobras Global Finance BV	5.625	05-20-43	7,095,000	5,037,450
Petroleos Mexicanos	4.875	01-24-22	4,510,000	4,376,955
Regency Energy Partners LP	5.000	10-01-22	940,000	993,767
Regency Energy Partners LP	5.500	04-15-23	9,490,000	9,809,395
Regency Energy Partners LP	5.875	03-01-22	865,000	955,739
Resolute Energy Corp.	8.500	05-01-20	3,205,000	3,213,013
Shell International Finance BV	4.375	05-11-45	12,245,000	12,020,121
Summit Midstream Holdings LLC	7.500	07-01-21	4,315,000	4,519,963
Sunoco Logistics Partners Operations LP	3.900	07-15-26	8,094,000	7,695,209
Sunoco Logistics Partners Operations LP	4.400	04-01-21	5,320,000	5,615,042
Tallgrass Energy Partners LP (S)	5.500	09-15-24	1,575,000	1,559,250
Teekay Offshore Partners LP	6.000	07-30-19	9,633,000	8,115,803
Tesoro Logistics LP	5.250	01-15-25	2,585,000	2,617,313
Tesoro Logistics LP	6.125	10-15-21	7,545,000	7,893,956
Tesoro Logistics LP	6.375	05-01-24	5,305,000	5,716,138
Williams Partners LP	4.875	05-15-23	4,345,000	4,394,533
Williams Partners LP	4.875	03-15-24	9,178,000	9,242,980
Financials 13.7%				708,583,833
Banks 7.0%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)	6.750	06-15-26	3,340,000	3,536,866
Bank of America Corp.	3.950	04-21-25	1,430,000	1,415,933
Bank of America Corp.	4.200	08-26-24	4,925,000	5,000,879
Bank of America Corp.	4.250	10-22-26	4,350,000	4,374,251
Bank of America Corp.	4.450	03-03-26	10,300,000	10,567,388
Bank of America Corp.	6.875	04-25-18	9,890,000	10,551,710
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24	8,050,000	8,009,831
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300	03-10-26	3,295,000	3,435,038
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	7,865,000	7,982,975
BankUnited, Inc.	4.875	11-17-25	5,855,000	5,704,632
Barclays Bank PLC (S)	10.179	06-12-21	5,225,000	6,455,320
Barclays PLC	4.375	01-12-26	6,055,000	6,044,101
BPCE SA (S)	4.500	03-15-25	7,925,000	7,649,773
BPCE SA (S)	5.700	10-22-23	6,930,000	7,235,752
Citigroup, Inc.	4.600	03-09-26	8,525,000	8,773,879

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250	08-15-26	8,040,000	$8,261,100
Commerzbank AG (S)	8.125	09-19-23	6,890,000	7,690,963
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	7,672,000	9,105,130
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625	09-23-19	5,840,000	5,487,941
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	6,325,000	6,238,158
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33	4,540,000	4,851,444
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	4,365,000	4,092,188
HBOS PLC (S)	6.750	05-21-18	9,875,000	10,447,385
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375	09-17-24	1,795,000	1,734,419
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875	06-01-21	5,280,000	5,451,600
ING Bank NV (S)	5.800	09-25-23	7,479,000	8,161,967
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500	04-16-25	1,385,000	1,300,169
JPMorgan Chase & Co.	3.200	06-15-26	8,015,000	7,794,387
JPMorgan Chase & Co.	4.625	05-10-21	11,645,000	12,539,452
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20	8,605,000	8,691,050
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	8,730,000	9,384,750
Lloyds Banking Group PLC	4.650	03-24-26	17,030,000	16,963,719
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	4,040,000	4,120,800
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125	11-01-26	6,215,000	6,005,244
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629	12-01-21	5,880,000	5,757,990
Popular, Inc.	7.000	07-01-19	3,905,000	4,002,625
Royal Bank of Scotland Group PLC	4.800	04-05-26	6,495,000	6,368,880
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000	08-10-25	4,100,000	3,751,500
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (Q)	8.625	08-15-21	4,020,000	3,954,675
Santander Holdings USA, Inc.	2.700	05-24-19	11,770,000	11,755,029
Santander UK Group Holdings PLC (S)	4.750	09-15-25	6,290,000	6,075,951
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375	09-13-21	6,945,000	6,684,563
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000	09-29-25	6,315,000	6,149,231

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	4,125,000	$4,207,500
Standard Chartered PLC (S)	2.100	08-19-19	11,615,000	11,479,499
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	11,379,000	11,438,797
Synovus Financial Corp.	7.875	02-15-19	4,886,000	5,374,600
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	4,610,000	4,379,500
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	6,195,000	6,620,906
Wells Fargo & Company	4.650	11-04-44	3,945,000	3,918,896
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875	06-15-25	18,080,000	18,642,107
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	5,322,000	5,455,050
Capital markets 2.3%
Ares Capital Corp.	3.875	01-15-20	5,670,000	5,750,265
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	3,445,000	3,492,369
FS Investment Corp.	4.000	07-15-19	5,040,000	5,083,314
Jefferies Group LLC	6.875	04-15-21	7,940,000	9,042,112
Jefferies Group LLC	8.500	07-15-19	3,455,000	3,928,985
Macquarie Bank, Ltd. (S)	4.875	06-10-25	10,125,000	10,227,465
Morgan Stanley	2.450	02-01-19	4,450,000	4,483,486
Morgan Stanley	3.875	01-27-26	6,920,000	7,001,095
Morgan Stanley	5.500	01-26-20	8,525,000	9,267,204
Morgan Stanley	7.300	05-13-19	14,915,000	16,663,381
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550	07-15-20	5,875,000	5,882,344
S&P Global, Inc.	4.000	06-15-25	8,725,000	8,975,704
S&P Global, Inc.	4.400	02-15-26	4,373,000	4,635,542
Stifel Financial Corp.	4.250	07-18-24	5,215,000	5,162,036
The Bear Stearns Companies LLC	7.250	02-01-18	4,525,000	4,806,030
The Goldman Sachs Group, Inc.	2.000	04-25-19	4,670,000	4,655,873
The Goldman Sachs Group, Inc.	3.750	05-22-25	6,765,000	6,809,446
The Goldman Sachs Group, Inc.	4.750	10-21-45	4,305,000	4,482,814
Consumer finance 1.7%
Ally Financial, Inc.	3.250	11-05-18	4,630,000	4,630,000
Ally Financial, Inc.	5.125	09-30-24	9,585,000	9,561,038
Capital One Financial Corp.	2.450	04-24-19	4,930,000	4,965,925
Capital One Financial Corp.	3.750	07-28-26	9,880,000	9,503,058
Capital One Financial Corp.	4.200	10-29-25	9,080,000	9,080,363
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	4,560,000	4,523,520
Capital One NA	2.350	08-17-18	6,635,000	6,676,071

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Credit Acceptance Corp.	6.125	02-15-21	5,770,000	$5,813,275
Credito Real SAB de CV (S)	7.500	03-13-19	4,920,000	5,064,648
Discover Bank	2.600	11-13-18	8,000,000	8,076,920
Discover Financial Services	3.950	11-06-24	11,525,000	11,379,854
Discover Financial Services	5.200	04-27-22	4,530,000	4,881,841
Enova International, Inc.	9.750	06-01-21	5,345,000	5,184,650
Diversified financial services 0.5%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-21	1,044,313	1,083,475
Leucadia National Corp.	5.500	10-18-23	7,790,000	7,973,174
NewStar Financial, Inc.	7.250	05-01-20	6,870,000	6,818,475
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	8,323,000	8,198,155
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	5,565,000	5,794,484
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	4,815,000	5,099,326
AXA SA	8.600	12-15-30	2,905,000	4,038,531
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,725,000	1,869,814
CNA Financial Corp.	7.250	11-15-23	1,875,000	2,207,308
CNO Financial Group, Inc.	5.250	05-30-25	6,720,000	6,711,600
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800	03-07-87	8,101,000	9,073,120
MetLife, Inc.	6.400	12-15-66	5,550,000	6,007,875
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	5,450,000	5,649,034
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	4,460,000	4,443,275
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,600,000	3,807,720
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	7,770,000	9,932,321
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	9,200,000	9,924,500
Thrifts and mortgage finance 0.8%
Flagstar Bancorp, Inc. (S)	6.125	07-15-21	5,245,000	5,452,377
MGIC Investment Corp.	5.750	08-15-23	1,656,000	1,718,100
Nationstar Mortgage LLC	6.500	07-01-21	4,455,000	4,488,413
Nationstar Mortgage LLC	7.875	10-01-20	4,573,000	4,675,893
Nationstar Mortgage LLC	9.625	05-01-19	3,820,000	4,001,450
Quicken Loans, Inc. (S)	5.750	05-01-25	8,460,000	8,121,600
Radian Group, Inc.	5.250	06-15-20	3,575,000	3,682,250
Radian Group, Inc.	7.000	03-15-21	4,663,000	5,075,442

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Stearns Holdings LLC (S)	9.375	08-15-20	1,968,000	$1,968,000
Health care 2.9%				148,951,907
Biotechnology 0.6%
AbbVie, Inc.	3.600	05-14-25	7,288,000	7,180,648
Amgen, Inc.	4.400	05-01-45	3,538,000	3,365,968
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	8,015,000	7,907,847
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	11,385,000	10,667,358
Health care equipment and supplies 0.2%
Medtronic, Inc.	4.625	03-15-45	5,460,000	5,747,895
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	7,035,000	6,865,238
Health care providers and services 1.4%
Community Health Systems, Inc.	5.125	08-01-21	5,400,000	4,883,625
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	1,883,000	1,788,850
DaVita, Inc.	5.000	05-01-25	5,947,000	5,798,325
Express Scripts Holding Company	4.500	02-25-26	9,280,000	9,605,886
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	3,860,000	3,975,800
HCA, Inc.	5.250	04-15-25	5,435,000	5,475,763
HCA, Inc.	5.250	06-15-26	3,890,000	3,894,201
HCA, Inc.	7.500	02-15-22	4,590,000	5,106,375
LifePoint Health, Inc. (S)	5.375	05-01-24	5,395,000	5,206,175
Medco Health Solutions, Inc.	7.125	03-15-18	3,105,000	3,306,735
MEDNAX, Inc. (S)	5.250	12-01-23	3,850,000	3,907,750
Molina Healthcare, Inc.	5.375	11-15-22	4,315,000	4,320,394
Select Medical Corp.	6.375	06-01-21	5,525,000	5,300,519
Universal Health Services, Inc. (S)	4.750	08-01-22	3,920,000	3,959,200
WellCare Health Plans, Inc.	5.750	11-15-20	3,920,000	4,018,000
Pharmaceuticals 0.7%
Actavis Funding SCS	3.800	03-15-25	7,235,000	7,266,827
Mylan NV (S)	2.500	06-07-19	5,765,000	5,737,547
Mylan NV (S)	3.950	06-15-26	16,130,000	15,101,922
Quintiles IMS, Inc. (S)	4.875	05-15-23	3,945,000	4,021,928
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	4,910,000	4,541,131
Industrials 5.3%				273,507,956
Aerospace and defense 0.7%
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	5,370,000	5,584,800
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	4,390,000	4,488,775
L-3 Communications Corp.	3.850	12-15-26	2,183,000	2,178,232
Lockheed Martin Corp.	2.900	03-01-25	6,096,000	5,950,757
Lockheed Martin Corp.	4.700	05-15-46	5,500,000	5,945,902
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	9,625,000	7,032,025

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	7.250	10-01-19	2,230,000	$2,501,837
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500	06-15-22	8,215,000	8,512,794
Airlines 1.5%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625	05-15-18	4,715,000	4,897,706
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	318,830	358,683
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	6,114,483	6,328,489
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	5,038,414	5,397,401
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	5,702,274	5,559,718
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	3,334,829	3,418,200
British Airways 2013-1 Class A Pass Through Trust (S)	4.625	12-20-25	8,211,247	8,703,922
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	1,584,170	1,655,458
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	486,887	491,172
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	124,991	126,710
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	749,213	789,483
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	80,605	84,434
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	4,700,217	5,170,238
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	1,129,215	1,199,790
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	4,355,661	4,965,454
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	598,190	632,586
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	980,651	1,039,490
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	2,401,082	2,695,214
UAL 2009-2A Pass Through Trust	9.750	07-15-18	554,238	560,534
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	7,331,271	7,477,896
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	5,244,517	5,355,963
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	3,580,000	3,615,800
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	3,179,483	3,553,072
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	3,772,188	4,205,989
Building products 0.5%
Builders FirstSource, Inc. (S)	10.750	08-15-23	3,510,000	4,018,950
Masco Corp.	4.375	04-01-26	3,825,000	3,853,688
Masco Corp.	4.450	04-01-25	3,810,000	3,867,150
Owens Corning	3.400	08-15-26	7,578,000	7,238,983
Owens Corning	4.200	12-15-22	5,660,000	5,864,983
Commercial services and supplies 0.1%
LSC Communications, Inc. (S)	8.750	10-15-23	3,580,000	3,490,500
Prime Security Services Borrower LLC (S)	9.250	05-15-23	3,725,000	4,004,375
Construction and engineering 0.1%
Engility Corp. (S)	8.875	09-01-24	1,569,000	1,612,148
Tutor Perini Corp.	7.625	11-01-18	6,095,000	6,095,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       20

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.2%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500	06-15-45	5,860,000	$5,823,375
Cortes NP Acquisition Corp. (S)	9.250	10-15-24	1,640,000	1,660,500
EnerSys (S)	5.000	04-30-23	1,095,000	1,097,738
Industrial conglomerates 0.3%
General Electric Company (P)	1.386	08-15-36	3,530,000	3,013,861
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21	12,703,000	13,084,090
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875	08-01-20	1,871,000	1,618,415
Trinity Industries, Inc.	4.550	10-01-24	4,133,000	3,946,734
Professional services 0.2%
Verisk Analytics, Inc.	4.000	06-15-25	10,540,000	10,710,179
Road and rail 0.2%
Penske Truck Leasing Company LP (S)	3.375	02-01-22	11,965,000	12,078,703
Trading companies and distributors 1.1%
AerCap Ireland Capital, Ltd.	4.625	10-30-20	7,415,000	7,748,675
Ahern Rentals, Inc. (S)	7.375	05-15-23	7,805,000	6,204,195
Air Lease Corp.	3.000	09-15-23	4,685,000	4,470,844
Air Lease Corp.	3.375	01-15-19	2,815,000	2,871,694
Air Lease Corp.	3.875	04-01-21	3,920,000	4,076,800
Air Lease Corp.	5.625	04-01-17	2,625,000	2,657,314
Aircastle, Ltd.	5.500	02-15-22	3,120,000	3,276,000
Aircastle, Ltd.	6.250	12-01-19	2,960,000	3,196,800
Aircastle, Ltd.	7.625	04-15-20	1,520,000	1,708,100
Ashtead Capital, Inc. (S)	5.625	10-01-24	2,195,000	2,282,800
International Lease Finance Corp.	5.875	04-01-19	3,905,000	4,158,825
International Lease Finance Corp. (S)	7.125	09-01-18	3,720,000	4,036,200
United Rentals North America, Inc.	5.500	07-15-25	5,005,000	5,042,538
United Rentals North America, Inc.	5.750	11-15-24	4,095,000	4,238,325
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	3,865,000	3,980,950
Information technology 2.7%				137,536,457
Communications equipment 0.0%
Hughes Satellite Systems Corp. (S)	5.250	08-01-26	1,345,000	1,272,706
Electronic equipment, instruments and components 0.3%
Jabil Circuit, Inc.	4.700	09-15-22	13,518,000	13,910,022
Zebra Technologies Corp.	7.250	10-15-22	4,050,000	4,379,427
Internet software and services 0.2%
eBay, Inc.	2.500	03-09-18	3,905,000	3,935,510
Match Group, Inc.	6.375	06-01-24	4,145,000	4,383,338

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       21

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services (continued)
VeriSign, Inc.	5.250	04-01-25	3,980,000	$4,109,350
IT services 0.4%
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	3,925,000	3,669,875
Visa, Inc.	3.150	12-14-25	8,550,000	8,549,316
Visa, Inc.	4.300	12-14-45	6,153,000	6,408,977
Semiconductors and semiconductor equipment 0.4%
Micron Technology, Inc.	5.875	02-15-22	4,245,000	4,393,575
Micron Technology, Inc. (S)	7.500	09-15-23	4,350,000	4,785,000
Qorvo, Inc.	6.750	12-01-23	4,440,000	4,789,650
Qorvo, Inc.	7.000	12-01-25	4,320,000	4,687,200
Software 0.9%
Activision Blizzard, Inc. (S)	3.400	09-15-26	8,270,000	7,820,352
Activision Blizzard, Inc. (S)	6.125	09-15-23	6,320,000	6,904,600
Electronic Arts, Inc.	4.800	03-01-26	13,770,000	14,492,953
Microsoft Corp.	4.450	11-03-45	10,470,000	10,988,820
Open Text Corp. (S)	5.875	06-01-26	3,910,000	4,066,400
Technology hardware, storage and peripherals 0.5%
Diamond 1 Finance Corp. (S)	6.020	06-15-26	15,825,000	16,570,183
Diamond 1 Finance Corp. (S)	7.125	06-15-24	1,240,000	1,353,822
NCR Corp.	5.875	12-15-21	1,755,000	1,831,781
Western Digital Corp. (S)	7.375	04-01-23	3,920,000	4,233,600
Materials 1.5%				75,408,298
Chemicals 0.8%
Braskem Finance, Ltd. (S)	7.000	05-07-20	5,565,000	6,031,124
Incitec Pivot Finance LLC (S)	6.000	12-10-19	2,240,000	2,408,842
NOVA Chemicals Corp. (S)	5.000	05-01-25	7,940,000	7,741,500
Platform Specialty Products Corp. (S)	6.500	02-01-22	9,735,000	9,613,313
Rain CII Carbon LLC (S)	8.250	01-15-21	4,910,000	4,738,150
The Chemours Company	6.625	05-15-23	8,912,000	8,800,600
Construction materials 0.1%
Cemex SAB de CV (S)	6.125	05-05-25	6,410,000	6,313,850
Eagle Materials, Inc.	4.500	08-01-26	875,000	859,688
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (S)	7.250	05-15-24	1,585,000	1,656,325
Cascades, Inc. (S)	5.500	07-15-22	3,689,000	3,739,724
Metals and mining 0.4%
Arconic, Inc.	5.125	10-01-24	7,645,000	7,797,900
Commercial Metals Company	7.350	08-15-18	3,140,000	3,328,400
Novelis Corp. (S)	5.875	09-30-26	2,017,000	2,014,479
Vale Overseas, Ltd.	6.250	08-10-26	4,802,000	5,000,083

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       22

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.1%
Boise Cascade Company (S)	5.625	09-01-24	1,404,000	$1,375,920
Norbord, Inc. (S)	6.250	04-15-23	3,835,000	3,988,400
Real estate 1.5%				78,968,722
Equity real estate investment trusts 1.5%
American Tower Corp.	3.400	02-15-19	4,340,000	4,440,432
American Tower Corp.	4.700	03-15-22	4,530,000	4,866,783
Crown Castle Towers LLC (S)	4.883	08-15-40	6,952,000	7,437,427
Crown Castle Towers LLC (S)	6.113	01-15-40	6,362,000	6,984,840
Highwoods Realty LP	5.850	03-15-17	3,130,000	3,167,663
Iron Mountain, Inc.	5.750	08-15-24	6,305,000	6,398,314
Iron Mountain, Inc.	6.000	08-15-23	7,930,000	8,405,800
MPT Operating Partnership LP	6.375	02-15-22	3,735,000	3,833,044
Omega Healthcare Investors, Inc.	4.500	01-15-25	3,795,000	3,709,362
Omega Healthcare Investors, Inc.	4.950	04-01-24	4,740,000	4,799,515
Omega Healthcare Investors, Inc.	5.250	01-15-26	3,865,000	3,959,136
Ventas Realty LP	3.500	02-01-25	8,525,000	8,397,594
Ventas Realty LP	3.750	05-01-24	1,970,000	1,986,314
VEREIT Operating Partnership LP	4.600	02-06-24	6,390,000	6,527,385
Welltower, Inc.	3.750	03-15-23	3,990,000	4,055,113
Telecommunication services 2.0%				101,826,970
Diversified telecommunication services 1.2%
AT&T, Inc.	4.750	05-15-46	4,507,000	4,198,487
Cincinnati Bell, Inc. (S)	7.000	07-15-24	1,634,000	1,711,615
Columbus Cable Barbados, Ltd. (S)	7.375	03-30-21	1,750,000	1,861,563
CSC Holdings LLC (S)	5.500	04-15-27	2,800,000	2,779,000
Frontier Communications Corp.	8.875	09-15-20	6,485,000	6,768,719
GCI, Inc.	6.875	04-15-25	4,981,000	4,968,548
Sprint Spectrum Company LLC (S)	3.360	03-20-23	2,610,000	2,616,525
Telecom Italia Capital SA	7.200	07-18-36	4,035,000	4,033,790
Verizon Communications, Inc.	4.400	11-01-34	5,570,000	5,424,216
Verizon Communications, Inc.	4.672	03-15-55	5,103,000	4,764,212
Verizon Communications, Inc.	4.862	08-21-46	15,465,000	15,502,472
Verizon Communications, Inc.	5.012	08-21-54	4,434,000	4,360,152
Wind Acquisition Finance SA (S)	7.375	04-23-21	3,095,000	3,156,900
Wireless telecommunication services 0.8%
CC Holdings GS V LLC	3.849	04-15-23	5,985,000	6,096,249
Comcel Trust (S)	6.875	02-06-24	2,485,000	2,478,788
Digicel Group, Ltd. (S)	8.250	09-30-20	4,175,000	3,513,263
Digicel, Ltd. (S)	6.750	03-01-23	4,800,000	4,128,000
Millicom International Cellular SA (S)	4.750	05-22-20	4,070,000	4,090,350
Millicom International Cellular SA (S)	6.625	10-15-21	3,955,000	4,161,451

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       23

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	4,400,000	$3,954,720
SBA Tower Trust (S)	3.598	04-15-43	3,285,000	3,296,503
T-Mobile USA, Inc.	6.125	01-15-22	3,760,000	3,937,397
T-Mobile USA, Inc.	6.250	04-01-21	3,860,000	4,024,050
Utilities 1.3%				67,952,064
Electric utilities 0.8%
Beaver Valley II Funding Corp.	9.000	06-01-17	33,000	32,999
BVPS II Funding Corp.	8.890	06-01-17	137,000	140,136
Electricite de France SA (S)	3.625	10-13-25	3,860,000	3,864,138
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	4,835,000	4,569,075
Empresa Electrica Angamos SA (S)	4.875	05-25-29	3,490,000	3,279,787
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	3,535,000	3,680,430
Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,825,000	2,076,138
Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,890,000	3,120,622
NextEra Energy Capital Holdings, Inc.	1.649	09-01-18	3,690,000	3,682,919
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	3,930,000	3,959,129
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	2,215,000	2,458,650
Southern Power Company	1.950	12-15-19	8,800,000	8,718,670
W3A Funding Corp.	8.090	01-02-17	927,329	927,321
Independent power and renewable electricity producers 0.5%
NRG Energy, Inc.	6.250	05-01-24	11,110,000	10,748,925
NRG Energy, Inc. (S)	6.625	01-15-27	5,515,000	5,101,375
NRG Yield Operating LLC	5.375	08-15-24	11,650,000	11,591,750
U.S. Government and Agency obligations 29.4%				$1,513,049,734
(Cost $1,543,445,623)
U.S. Government 12.5%				641,932,456
U.S. Treasury
Bond	2.250	08-15-46	380,975,000	320,867,431
Bond	2.500	02-15-45	12,518,000	11,189,427
Note	0.750	08-15-19	29,695,000	29,232,174
Note	0.875	09-15-19	73,685,000	72,709,263
Note	1.000	10-15-19	93,470,000	92,447,625
Note (C)	2.000	11-15-26	66,113,000	63,853,258
Treasury Inflation Protected Security	0.375	07-15-25	51,830,961	51,633,278
U.S. Government Agency 16.9%				871,117,278
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	5,588,762	5,590,508
30 Yr Pass Thru	3.000	04-01-43	8,768,118	8,781,818
30 Yr Pass Thru	3.000	05-01-46	5,794,079	5,780,499

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-46	12,363,018	$12,337,906
30 Yr Pass Thru	3.000	11-01-46	21,684,224	21,619,848
30 Yr Pass Thru	3.500	06-01-42	8,713,795	8,979,294
30 Yr Pass Thru	3.500	09-01-42	2,775,511	2,858,343
30 Yr Pass Thru	3.500	04-01-44	9,720,493	10,028,815
30 Yr Pass Thru	3.500	05-01-45	23,462,538	24,155,417
30 Yr Pass Thru	3.500	09-01-46	16,642,870	17,181,163
30 Yr Pass Thru	3.500	09-01-46	31,326,897	32,145,560
30 Yr Pass Thru	4.000	01-01-41	17,495,574	18,492,001
30 Yr Pass Thru	4.000	03-01-42	11,599,665	12,254,865
30 Yr Pass Thru	4.000	11-01-43	6,878,087	7,309,580
30 Yr Pass Thru	4.000	02-01-44	1,730,128	1,827,853
30 Yr Pass Thru	4.500	11-01-39	3,799,740	4,114,999
30 Yr Pass Thru	4.500	02-01-41	6,172,858	6,675,367
30 Yr Pass Thru	4.500	03-01-41	3,766,049	4,105,581
30 Yr Pass Thru	5.500	05-01-38	372,594	426,024
30 Yr Pass Thru	5.500	12-01-38	215,441	242,969
30 Yr Pass Thru	5.500	11-01-39	8,105,155	9,275,020
Federal National Mortgage Association
15 Yr Pass Thru	2.500	06-01-27	305,526	308,522
15 Yr Pass Thru	3.000	09-01-27	5,013,875	5,162,138
15 Yr Pass Thru	3.500	02-01-26	764,465	797,941
15 Yr Pass Thru	3.500	03-01-26	6,159,334	6,429,045
15 Yr Pass Thru	4.000	12-01-24	3,274,696	3,461,456
30 Yr Pass Thru	3.000	07-01-42	6,203,374	6,196,104
30 Yr Pass Thru	3.000	08-01-42	236,380	236,103
30 Yr Pass Thru	3.000	10-01-42	5,946,864	5,943,612
30 Yr Pass Thru	3.000	12-01-42	3,020,753	3,019,101
30 Yr Pass Thru	3.000	01-01-43	2,132,617	2,131,450
30 Yr Pass Thru	3.000	03-01-43	1,538,202	1,537,360
30 Yr Pass Thru	3.000	04-01-43	3,722,997	3,720,961
30 Yr Pass Thru	3.000	05-01-43	2,122,613	2,121,452
30 Yr Pass Thru	3.000	06-01-43	3,418,995	3,417,125
30 Yr Pass Thru	3.000	07-01-43	38,245,528	38,224,611
30 Yr Pass Thru	3.000	09-01-46	8,050,295	8,035,830
30 Yr Pass Thru	3.000	10-01-46	5,482,984	5,473,131
30 Yr Pass Thru	3.500	11-01-40	4,794,040	4,932,992
30 Yr Pass Thru	3.500	06-01-42	4,999,095	5,155,707
30 Yr Pass Thru	3.500	08-01-42	8,231,922	8,489,812
30 Yr Pass Thru	3.500	01-01-43	3,928,137	4,048,743
30 Yr Pass Thru	3.500	06-01-43	19,552,659	20,183,537
30 Yr Pass Thru	3.500	07-01-43	17,062,331	17,612,857
30 Yr Pass Thru	3.500	01-01-45	6,571,343	6,799,800
30 Yr Pass Thru	3.500	04-01-45	44,262,401	45,559,152

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	05-01-46	23,277,655	$23,948,706
30 Yr Pass Thru	3.500	07-01-46	40,103,284	41,202,992
30 Yr Pass Thru	3.500	07-01-46	16,340,726	16,781,159
30 Yr Pass Thru	4.000	09-01-40	30,013,460	31,729,853
30 Yr Pass Thru	4.000	11-01-40	1,856,581	1,977,258
30 Yr Pass Thru	4.000	01-01-41	6,886,568	7,280,392
30 Yr Pass Thru	4.000	01-01-41	2,730,718	2,887,734
30 Yr Pass Thru	4.000	09-01-41	5,556,527	5,909,886
30 Yr Pass Thru	4.000	09-01-41	3,458,568	3,663,380
30 Yr Pass Thru	4.000	09-01-41	9,544,406	10,090,226
30 Yr Pass Thru	4.000	10-01-41	6,381,164	6,744,092
30 Yr Pass Thru	4.000	10-01-41	2,624,735	2,780,168
30 Yr Pass Thru	4.000	01-01-42	5,275,804	5,589,878
30 Yr Pass Thru	4.000	07-01-42	686,068	727,017
30 Yr Pass Thru	4.000	09-01-43	11,665,129	12,448,879
30 Yr Pass Thru	4.000	10-01-43	14,369,871	15,290,439
30 Yr Pass Thru	4.000	10-01-43	5,671,632	6,010,157
30 Yr Pass Thru	4.000	01-01-44	4,950,470	5,267,609
30 Yr Pass Thru	4.000	02-01-46	23,378,666	24,606,043
30 Yr Pass Thru	4.000	03-01-46	22,749,777	23,944,138
30 Yr Pass Thru	4.000	04-01-46	23,131,453	24,360,309
30 Yr Pass Thru	4.000	06-01-46	15,287,986	16,100,159
30 Yr Pass Thru	4.000	07-01-46	30,395,050	32,035,905
30 Yr Pass Thru	4.500	11-01-39	6,969,633	7,552,523
30 Yr Pass Thru	4.500	08-01-40	8,205,368	8,886,479
30 Yr Pass Thru	4.500	02-01-41	8,721,768	9,437,567
30 Yr Pass Thru	4.500	05-01-41	8,051,163	8,723,248
30 Yr Pass Thru	4.500	06-01-41	8,956,309	9,691,357
30 Yr Pass Thru	4.500	07-01-41	3,950,201	4,274,396
30 Yr Pass Thru	4.500	08-01-41	5,670,239	6,133,826
30 Yr Pass Thru	4.500	05-01-42	11,351,246	12,282,847
30 Yr Pass Thru	4.500	01-01-43	2,367,217	2,561,496
30 Yr Pass Thru	4.500	05-01-46	19,456,167	21,092,464
30 Yr Pass Thru	5.000	08-01-40	5,645,458	6,232,057
30 Yr Pass Thru	5.000	09-01-40	4,909,684	5,424,434
30 Yr Pass Thru	5.000	02-01-41	3,861,979	4,260,849
30 Yr Pass Thru	5.000	03-01-41	4,146,717	4,582,121
30 Yr Pass Thru	5.000	04-01-41	1,588,849	1,773,056
30 Yr Pass Thru	5.000	07-01-42	3,240,037	3,575,685
30 Yr Pass Thru	5.500	05-01-35	1,955,789	2,209,184
30 Yr Pass Thru	5.500	04-01-36	458,607	518,459
30 Yr Pass Thru	5.500	05-01-36	2,020,962	2,282,648
30 Yr Pass Thru	5.500	01-01-39	1,669,307	1,893,946
30 Yr Pass Thru	6.500	01-01-39	2,063,350	2,364,848

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       26

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	06-01-39	703,443	$805,437
Foreign government obligations 0.4%				$18,657,825
(Cost $18,334,591)
Argentina 0.4%				18,657,825
City of Buenos Aires (S)	7.500	06-01-27	2,900,000	2,900,000
Provincia de Buenos Aires (S)	7.875	06-15-27	5,940,000	5,821,200
Provincia de Buenos Aires (S)	9.125	03-16-24	1,000,000	1,057,500
Republic of Argentina (S)	7.500	04-22-26	5,630,000	5,680,670
Republic of Argentina	8.280	12-31-33	3,126,545	3,198,455
Capital preferred securities 0.5%				$26,154,639
(Cost $25,586,074)
Financials 0.5%				26,154,639
Banks 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	12-19-16	6,563,000	5,324,234
Sovereign Capital Trust VI	7.908	06-13-36	3,068,000	3,068,000
Capital markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000	01-03-17	309,000	246,234
State Street Capital Trust IV (P)	1.850	06-01-77	7,085,000	6,181,663
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-67	1,135,000	1,381,863
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250	04-08-68	4,655,000	6,517,000
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-67	3,405,000	3,435,645
Convertible bonds 0.1%				$4,225,375
(Cost $4,307,664)
Utilities 0.1%				4,225,375
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250	06-01-20	4,390,000	4,225,375
Municipal bonds 0.1%				$4,304,106
(Cost $4,340,074)
State of Hawaii Department of Business Economic Development & Tourism	1.467	07-01-22	4,340,435	4,304,106
Term loans (M) 0.1%				$6,542,763
(Cost $7,013,957)
Health care 0.0%				882,042
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	4.750	11-03-20	884,252	882,042

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       27

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.1%				$2,588,111
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.500	12-28-19	962,500	938,437
Airlines 0.1%
Delta Air Lines, Inc.	3.250	10-18-18	1,639,167	1,649,674
Information technology 0.0%				1,537,563
Internet software and services 0.0%
Ancestry.com Operations, Inc.	5.250	10-19-23	1,535,000	1,537,563
Utilities 0.0%				1,535,047
Electric utilities 0.0%
ExGen Texas Power LLC	5.750	09-16-21	2,023,126	1,535,047
Collateralized mortgage obligations 9.4%				$483,014,275
(Cost $475,933,601)
Commercial and residential 8.6%				443,987,962
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.114	08-25-35	2,078,490	2,010,309
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.965	06-25-45	4,382,448	4,212,284
Series 2005-1, Class AHM (P)	3.248	06-25-45	2,096,442	2,064,515
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	6,120,000	6,797,038
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110	12-13-29	5,021,000	4,974,057
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.135	09-15-26	2,645,000	2,638,591
Series 2015-200P, Class F (P) (S)	3.716	04-14-33	4,885,000	4,403,184
BBCMS Trust
Series 2015, Class C (P) (S)	2.535	02-15-28	2,515,000	2,478,965
Series 2015-MSQ, Class D (P) (S)	4.123	09-15-32	5,410,000	5,455,869
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.090	03-25-35	4,283,667	4,304,531
Series 2005-5, Class A2 (P)	2.460	08-25-35	3,916,050	3,898,168
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.225	01-25-35	4,273,002	4,136,990
Series 2004-12, Class A3 (P)	1.225	01-25-35	3,097,476	3,034,533
Series 2005-5, Class 1A4 (P)	1.094	07-25-35	2,559,978	2,429,113
Series 2005-7, Class 11A1 (P)	1.074	08-25-35	3,831,389	3,687,629
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250	10-25-34	4,149,046	4,103,198
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.533	07-05-33	5,965,000	5,840,948
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.038	08-15-29	7,535,000	7,445,075

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058	03-10-33	6,895,000	$6,448,523
Series 2015-1740, Class D (P) (S)	3.787	01-13-35	4,315,000	4,195,665
Series 2015-1740, Class XA IO (S)	1.023	01-13-35	96,765,000	4,262,498
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.124	05-15-29	5,350,000	5,151,939
Series 2015-JWRZ, Class GL2 (P) (S)	4.227	05-15-29	5,510,000	5,423,569
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.538	12-15-27	6,605,136	6,592,695
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912	04-10-28	3,885,000	3,665,471
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387	02-10-33	8,220,000	8,342,669
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.785	06-10-46	42,872,538	1,057,918
Series 2015-CR27, Class B (P)	4.361	10-10-58	3,325,000	3,452,850
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.237	10-15-45	54,622,274	4,233,598
Series 2012-LC4, Class B (P)	4.934	12-10-44	2,145,000	2,330,666
Series 2013-300P, Class D (P) (S)	4.540	08-10-30	5,640,000	5,834,494
Series 2013-CR11, Class B (P)	5.329	10-10-46	8,879,000	9,831,566
Series 2013-CR13, Class C (P)	4.908	12-10-23	3,765,000	3,904,733
Series 2013-CR6, Class XA IO	1.610	03-10-46	39,842,089	1,556,897
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	4,580,000	5,006,545
Series 2014-FL4, Class D (P) (S)	2.988	07-13-31	8,100,000	7,901,334
Series 2014-TWC, Class D (P) (S)	2.789	02-13-32	4,850,000	4,811,040
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.585	08-13-27	7,475,000	7,388,117
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.892	08-15-45	31,446,184	2,331,609
Series 2014-CR15, Class XA IO	1.447	02-10-47	59,504,519	2,842,489
Series 2014-CR16, Class C (P)	5.068	04-10-47	5,700,000	5,900,554
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850	02-10-34	6,620,000	6,536,630
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.637	09-10-49	1,920,000	1,806,834
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.028	06-25-34	2,291,228	2,180,372
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495	12-15-34	2,747,000	2,739,639
Series 2015-NRF, Class EFX (P) (S)	3.495	12-15-34	5,985,000	5,831,728
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.611	08-19-34	1,574,072	1,524,332
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.038	05-15-34	7,332,000	7,313,663

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.598	05-10-45	95,842,370	$7,414,787
Series 2014-NEW, Class C (S)	3.790	01-10-31	2,330,000	2,312,141
Series 2015-590M, Class C (P) (S)	3.932	10-10-35	5,490,000	5,218,879
Series 2016-ICE2, Class D (P) (S)	6.288	03-15-33	7,850,000	8,109,890
Series 2016-RENT, Class D (P) (S)	4.202	02-10-29	5,705,000	5,588,115
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.236	08-19-45	6,361,708	324,776
Series 2005-2, Class IX IO	1.808	05-19-35	28,496,157	1,770,104
Series 2005-9, Class 2A1C (P)	1.012	06-20-35	5,132,199	4,853,897
Series 2007-3, Class ES IO (S)	0.350	05-19-47	44,422,239	694,320
Series 2007-4, Class ES IO	0.350	07-19-47	47,571,012	692,349
Series 2007-6, Class ES IO (S)	0.342	08-19-37	36,859,340	470,288
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.584	07-15-29	5,835,000	5,717,854
Hilton USA Trust
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	25,126	25,056
Series 2016-HHV, Class D (P) (S)	4.194	11-05-38	5,375,000	5,071,444
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.183	08-05-34	3,470,000	3,417,927
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.344	02-25-35	3,745,000	3,619,864
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.261	07-25-35	49,885,306	3,501,938
Series 2005-AR8, Class AX2 IO	2.267	05-25-35	46,124,793	3,040,574
Series 2005-AR18, Class 1X IO	2.146	10-25-36	19,590,847	1,419,827
Series 2005-AR18, Class 2X IO	1.889	10-25-36	30,453,386	1,384,402
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.823	04-15-47	8,195,000	8,294,204
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	23,665,000	1,654,013
Series 2014-FL5, Class C (P) (S)	2.534	07-15-31	9,106,000	8,971,378
Series 2014-INN, Class F (P) (S)	4.538	06-15-29	6,060,000	5,900,763
Series 2014-PHH, Class C (P) (S)	2.638	08-15-27	8,298,000	8,287,580
Series 2015-MAR7, Class C (S)	4.490	06-05-32	6,930,000	6,772,145
Series 2015-SGP, Class B (P) (S)	3.288	07-15-36	4,784,000	4,805,174
Series 2016-JP3, Class C (P)	3.624	09-15-26	3,092,000	2,858,978
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.634	11-25-34	4,630,000	4,496,651
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	0.934	03-25-35	2,705,168	2,567,953
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904	10-25-35	3,597,102	3,591,596
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.300	02-15-46	3,058,000	3,006,341
Series 2014-C18, Class 300D	5.279	08-15-31	3,130,000	3,091,082

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       30

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295	09-09-32	14,365,000	$14,083,064
Series 2015, Class XLF1 C (P) (S)	2.634	08-14-31	5,505,000	5,487,099
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	3.315	08-25-34	3,570,128	3,537,020
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.855	05-25-35	2,298,122	2,175,043
MSCG Trust Series 2016-SNR, Class D (S)	6.550	11-15-34	8,900,000	8,591,602
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (P)	0.984	04-25-35	4,672,672	4,411,008
Series 2005-3, Class APT (P)	0.824	07-25-35	3,161,826	3,091,192
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.416	12-25-45	16,251,077	1,627,565
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.873	03-25-44	2,949,538	2,862,511
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963	10-10-36	3,455,000	3,366,984
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	2,745,000	2,896,685
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.789	05-10-63	36,818,463	1,851,203
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947	12-13-29	7,408,000	7,536,247
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.824	12-25-45	4,186,664	3,899,806
Series 2005-AR2, Class 2A1B (P)	0.895	01-25-45	1,416,135	1,300,428
Series 2005-AR2, Class 2A3 (P)	0.875	01-25-45	2,800,416	2,603,115
Series 2005-AR8, Class 2AB2 (P)	0.945	07-25-45	4,116,996	3,917,050
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03-18-28	9,245,000	9,118,733
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	5,680,000	5,114,555
Series 2015-LC22, Class B (P)	4.692	09-15-58	4,268,000	4,586,013
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.264	11-15-45	54,188,992	4,271,729
Series 2013-C15, Class B (P)	4.629	08-15-46	1,322,000	1,411,563
Series 2013-C16, Class B (P)	5.148	09-15-46	2,200,000	2,410,653
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.005	11-15-29	582,485	575,170
U.S. Government Agency 0.8%				39,026,313
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.374	10-25-27	4,880,000	4,935,176
Series 2015-DNA1, Class M3 (P)	3.746	10-25-27	1,325,000	1,367,823
Series 2016-DNA3, Class M2 (P)	2.670	12-25-28	2,170,000	2,190,972
Series 2016-HQA2, Class M2 (P)	2.694	11-25-28	2,440,000	2,477,703
Series 290, Class IO	3.500	11-15-32	8,183,069	1,101,046

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       31

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4136, Class IH IO	3.500	09-15-27	9,262,962	$978,491
Series K017, Class X1 IO	1.519	12-25-21	19,293,523	1,076,897
Series K018, Class X1 IO	1.540	01-25-22	18,672,101	1,059,543
Series K021, Class X1 IO	1.488	06-25-22	5,090,506	340,083
Series K022, Class X1 IO	1.395	07-25-22	112,672,408	6,481,018
Series K709, Class X1 IO	1.649	03-25-19	16,418,940	472,591
Series K710, Class X1 IO	1.890	05-25-19	32,538,004	1,127,738
Series K711, Class X1 IO	1.815	07-25-19	60,717,652	2,131,080
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000	12-25-27	11,041,708	1,062,029
Series 2012-137, Class WI IO	3.500	12-25-32	8,928,119	1,335,362
Government National Mortgage Association
Series 2012-114, Class IO	0.847	01-16-53	12,901,460	777,076
Series 2016-142, Class IO	0.997	09-16-58	26,872,434	2,368,918
Series 2016-162, Class IO	0.996	09-16-58	63,245,000	5,350,173
Series 2016-87, Class IO	1.008	08-16-58	30,200,105	2,392,594
Asset backed securities 13.6%				$697,615,434
(Cost $695,779,137)
Asset backed securities 13.6%				697,615,434
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.209	05-25-35	2,250,569	2,187,404
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	1.084	03-25-35	55,000	52,811
Series 2005-4, Class M1 (P)	0.984	10-25-35	10,850,000	10,251,478
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840	01-15-20	8,344,000	8,395,601
Series 2015-1, Class A4	1.750	05-15-20	6,300,000	6,332,202
Ally Master Owner Trust Series 2015-3, Class A	1.630	05-15-20	8,405,000	8,409,772
American Express Credit Account Master Trust Series 2014-4, Class A	1.430	06-15-20	10,275,000	10,296,174
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	0.944	01-25-36	3,100,000	2,970,012
Series 2005-R3, Class M2 (P)	1.239	05-25-35	4,450,000	4,277,432
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	15,440,000	15,358,623
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	10,107,900	10,014,705
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.614	01-25-34	1,722,077	1,614,761
Series 2004-W6, Class M1 (P)	1.359	05-25-34	872,519	837,412
BA Credit Card Trust Series 2015-A2, Class A	1.360	09-15-20	17,422,000	17,433,821
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650	03-16-20	6,400,000	6,418,063

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       32

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1, Class A4 (S)	1.660	09-15-20	6,545,000	$6,556,699
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370	12-27-22	4,670,000	4,620,682
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	16,262,500	16,234,551
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840	06-15-20	6,450,000	6,482,618
Series 2015-2, Class A4	1.750	01-15-21	7,485,000	7,495,799
Series 2016-2, Class A4	1.830	12-15-21	3,435,000	3,423,548
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5	1.600	05-17-21	9,002,000	9,029,913
Series 2016-A3, Class A3	1.340	04-15-22	14,350,000	14,256,051
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	3,145,000	3,152,040
Series 2016-1, Class A4	1.880	06-15-21	3,545,000	3,544,029
Series 2016-2, Class A4	1.680	09-15-21	4,340,000	4,304,461
Chase Issuance Trust
Series 2014-A7, Class A	1.380	11-15-19	10,670,000	10,687,919
Series 2015-A2, Class A2	1.590	02-18-20	12,041,000	12,084,101
Series 2015-A5, Class A5	1.360	04-15-20	13,310,000	13,317,227
Series 2016-A2, Class A	1.370	06-15-21	9,985,000	9,907,909
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760	12-16-19	3,205,000	3,216,663
Series 2016-BA, Class A4 (S)	1.870	02-15-22	4,635,000	4,583,807
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1 (C)	1.750	11-19-21	19,890,000	19,888,934
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	11,625,825	11,523,929
CNH Equipment Trust
Series 2015-C, Class A3	1.660	11-16-20	11,561,000	11,594,119
Series 2016-B, Class A3	1.630	08-16-21	3,725,000	3,720,516
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	98,526	74,067
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	5.036	02-25-35	2,347,579	2,355,489
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.908	07-25-35	1,555,633	1,527,789
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.916	05-25-36	2,237,473	2,214,700
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	10,385,025	10,426,222
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640	07-15-21	21,810,000	21,842,859
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	5,316,300	5,085,620

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.509	12-25-34	3,492,040	$3,213,242
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11-15-25	4,175,000	4,183,131
Series 2015-A, Class A4	1.640	06-15-20	3,892,000	3,907,518
Series 2015-B, Class A4	1.580	08-15-20	4,230,000	4,240,783
Series 2016-B, Class A4	1.520	08-15-21	2,390,000	2,379,332
Series 2016-C, Class A4	1.400	02-15-22	5,150,000	5,083,572
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	7,965,000	7,979,046
Series 2014-4, Class A1	1.400	08-15-19	11,650,000	11,665,020
Series 2015-1, Class A1	1.420	01-15-20	8,485,000	8,490,454
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730	06-20-19	2,045,000	2,050,719
Series 2015-2, Class A4	1.850	07-22-19	7,012,000	7,040,565
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	4,690,000	4,692,981
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.804	10-25-35	2,521,573	2,384,972
GSAA Trust Series 2005-10, Class M3 (P)	1.084	06-25-35	4,386,621	4,282,911
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270	07-25-20	5,845,000	5,802,316
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.554	05-25-35	3,145,000	3,063,658
Series 2005-3, Class M4 (P)	1.174	08-25-35	2,995,000	2,822,106
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310	10-15-20	12,155,000	12,166,572
Series 2015-2, Class A4	1.470	08-23-21	5,660,000	5,669,213
Series 2015-3, Class A4	1.560	10-18-21	8,034,000	8,049,386
Series 2016-2, Class A4	1.620	08-15-22	6,670,000	6,676,939
Series 2016-3, Class A4	1.330	11-18-22	19,450,000	19,252,326
Series 2016-4, Class A4	1.360	01-18-23	8,985,000	8,874,611
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	17,065,000	17,064,365
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06-15-21	5,920,000	5,929,133
Series 2015-A, Class A4	1.650	12-15-21	2,961,000	2,970,270
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	1.054	06-25-35	3,324,816	3,209,709
Series 2005-WMC1, Class M1 (P)	1.284	09-25-35	2,086,424	1,924,946
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250	09-22-31	893,127	884,874
Series 2015-1A, Class A (S)	2.520	12-20-32	3,065,980	3,056,619
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.814	09-25-36	5,595,686	5,288,455

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       34

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.209	03-25-35	8,600,000	$8,081,976
Series 2005-2, Class M2 (P)	1.209	06-25-35	11,651,000	11,209,306
Nissan Auto Receivables Owner Trust Series 2016-B, Class A4	1.540	10-17-22	3,255,000	3,232,192
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	7,823,000	7,827,006
RAAC Series Trust Series 2006-SP4, Class M1 (P)	0.932	11-25-36	3,110,000	2,910,991
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	7,330,000	7,357,427
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.684	09-25-36	7,079,230	6,865,453
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	1,486,226	1,484,373
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472	05-20-46	2,731,275	2,717,785
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.974	11-25-35	3,073,500	2,987,005
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.834	12-25-36	8,282,541	8,191,182
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.254	02-25-35	5,883,890	5,671,401
Series 2005-2, Class M2 (P)	1.269	03-25-35	8,415,000	8,013,668
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	2.025	02-25-35	3,886,485	3,700,491
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.955	09-25-35	2,870,000	2,773,250
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780	01-15-21	6,555,000	6,556,451
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	4,910,000	4,937,960
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832	05-25-46	7,630,875	7,689,877
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	2,185,875	2,114,574
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740	09-15-20	5,860,000	5,890,572
Series 2016-B, Class A4	1.520	08-16-21	3,910,000	3,887,290
Series 2016-C, Class A4	1.320	11-15-21	4,202,000	4,157,219
Verizon Owner Trust
Series 2016-1A, Class A (S)	1.420	01-20-21	7,190,000	7,155,428
Series 2016-2A, Class A (S)	1.680	05-20-21	13,425,000	13,402,380
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	4,725,000	4,721,427
Wells Fargo Home Equity Trust Series 2005-4, Class M1 (P)	0.906	12-25-35	2,790,000	2,715,434

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       35

Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	12,316,590	$12,312,334
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750	08-20-25	269,758	270,516
Series 2014-1A, Class A (S)	2.150	12-20-26	4,905,426	4,879,427
Series 2014-1A, Class B (S)	3.250	12-20-26	2,253,087	2,244,638
Series 2014-AA, Class A (S)	6.250	10-20-26	608,172	608,172
Series 2015-1A, Class A (S)	2.750	05-20-27	2,065,016	2,048,424
Series 2015-2A, Class B (S)	4.000	07-20-28	3,668,556	3,669,175
Series 2016-1A, Class A (S)	3.500	12-20-28	2,564,852	2,582,506
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770	09-15-21	10,410,000	10,445,848
Shares	Value
Preferred securities 0.7%	$37,704,244
(Cost $38,384,336)
Consumer staples 0.0%	2,024,931
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	23,250	2,024,931
Financials 0.4%	19,140,958
Banks 0.1%
F.N.B. Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)	79,989	2,168,502
Regions Financial Corp., 6.375%	86,609	2,179,082
Wells Fargo & Company, Series L, 7.500%	1,726	2,075,291
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	112,018	2,815,012
Consumer finance 0.0%
Discover Financial Services, 6.500%	92,257	2,354,399
Diversified financial services 0.2%
GMAC Capital Trust I, 6.691% (P)	300,146	7,548,672
Utilities 0.3%	16,538,355
Electric utilities 0.0%
Exelon Corp., 6.500%	48,565	2,226,705
Multi-utilities 0.3%
Dominion Resources, Inc., 6.750%	211,405	10,382,100
DTE Energy Company, 6.500%	77,050	3,929,550
Warrants 0.0%	$6,192
(Cost $0)
HealthSouth Corp. (Expiration Date: 1-17-17; Strike Price: $41.40) (I)	3,143	6,192

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       36

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$57,951,000
(Cost $57,951,000)
U.S. Government Agency 0.6%				33,510,000
Federal Farm Credit Bank Discount Note	0.180	12-01-16	2,746,000	2,746,000
Federal Home Loan Bank Discount Note	0.100	12-01-16	30,764,000	30,764,000
			Par value^	Value
Repurchase agreement 0.5%				24,441,000
Barclays Tri-Party Repurchase Agreement dated 11-30-16 at 0.260% to be repurchased at $19,796,143 on 12-1-16, collateralized by $19,445,300 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $20,192,110, including interest)			19,796,000	19,796,000
Repurchase Agreement with State Street Corp. dated 11-30-16 at 0.030% to be repurchased at $4,645,004 on 12-1-16, collateralized by $4,535,000 U.S. Treasury Notes, 2.750% due 2-15-24 (valued at $4,739,075, including interest)			4,645,000	4,645,000
Total investments (Cost $5,127,454,057)† 99.2%				$5,105,991,725
Other assets and liabilities, net 0.8%				$43,728,202
Total net assets 100.0%				$5,149,719,927

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,124,702,811 or 21.8% of the fund's net assets as of 11-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $5,141,211,132. Net unrealized depreciation aggregated to $35,219,407, of which $45,057,512 related to appreciated investment securities and $80,276,919 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       37

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-16 (unaudited)

Assets
Investments, at value (Cost $5,127,454,057)	$5,105,991,725
Cash	196,870
Receivable for investments sold	27,821,698
Receivable for fund shares sold	63,126,058
Receivable for delayed delivery securities sold	6,685,427
Dividends and interest receivable	39,966,195
Other receivables and prepaid expenses	372,492
Total assets	5,244,160,465
Liabilities
Payable for investments purchased	47,907,100
Payable for delayed delivery securities purchased	27,009,414
Payable for fund shares repurchased	17,580,117
Distributions payable	592,175
Payable to affiliates
Accounting and legal services fees	177,192
Transfer agent fees	478,361
Distribution and service fees	281,494
Other liabilities and accrued expenses	414,685
Total liabilities	94,440,538
Net assets	$5,149,719,927
Net assets consist of
Paid-in capital	$5,232,437,401
Accumulated distributions in excess of net investment income	(5,599,345)
Accumulated net realized gain (loss) on investments	(55,655,804)
Net unrealized appreciation (depreciation) on investments	(21,462,325)
Net assets	$5,149,719,927

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,896,449,468 ÷ 121,338,598 shares)[1]	$15.63
Class B ($18,780,860 ÷ 1,201,751 shares)[1]	$15.63
Class C ($313,049,718 ÷ 20,028,236 shares)[1]	$15.63
Class I ($2,729,173,886 ÷ 174,598,462 shares)	$15.63
Class R2 ($53,031,943 ÷ 3,389,276 shares)	$15.65
Class R4 ($846,118 ÷ 54,067 shares)	$15.65
Class R6 ($136,578,922 ÷ 8,727,889 shares)	$15.65
Class NAV ($1,809,012 ÷ 115,594 shares)	$15.65
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.28

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       38

STATEMENT OF OPERATIONS  For the six months ended 11-30-16 (unaudited)

Investment income
Interest	$78,077,744
Dividends	942,552
Total investment income	79,020,296
Expenses
Investment management fees	9,016,626
Distribution and service fees	4,802,142
Accounting and legal services fees	499,837
Transfer agent fees	2,534,397
Trustees' fees	29,054
State registration fees	157,506
Printing and postage	200,818
Professional fees	126,652
Custodian fees	294,820
Other	30,218
Total expenses	17,692,070
Less expense reductions	(1,277,454)
Net expenses	16,414,616
Net investment income	62,605,680
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(15,245,276)
(15,245,276)
Change in net unrealized appreciation (depreciation) of
Investments	(53,224,668)
(53,224,668)
Net realized and unrealized loss	(68,469,944)
Decrease in net assets from operations	($5,864,264)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       39

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-16	Year ended 5-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$62,605,680	$96,547,961
Net realized loss	(15,245,276)	(11,865,176)
Change in net unrealized appreciation (depreciation)	(53,224,668)	(24,697,088)
Increase (decrease) in net assets resulting from operations	(5,864,264)	59,985,697
Distributions to shareholders
From net investment income
Class A	(30,212,746)	(58,302,581)
Class B	(256,598)	(629,610)
Class C	(3,848,235)	(7,007,749)
Class I	(31,959,875)	(33,385,576)
Class R2	(827,888)	(1,438,202)
Class R4	(6,244)	(5,612)
Class R6	(2,312,774)	(3,813,054)
Class NAV[1]	(27,328)	(41,131)
Total distributions	(69,451,688)	(104,623,515)
From fund share transactions	1,445,670,310	880,827,449
Total increase	1,370,354,358	836,189,631
Net assets
Beginning of period	3,779,365,569	2,943,175,938
End of period	$5,149,719,927	$3,779,365,569
Undistributed (accumulated distributions in excess of) net investment income	($5,599,345)	$1,246,663

1	The inception date for Class NAV shares is 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       40

Financial highlights

Class A Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$15.79		$16.06	$16.26	$16.37	$15.86	$15.86
Net investment income[2]	0.22		0.47	0.53	0.61	0.63	0.72
Net realized and unrealized gain (loss) on investments	(0.13)		(0.23)	(0.05)	0.02	0.61	0.08
Total from investment operations	0.09		0.24	0.48	0.63	1.24	0.80
Less distributions
From net investment income	(0.25)		(0.51)	(0.63)	(0.67)	(0.70)	(0.79)
From net realized gain	—		—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.25)		(0.51)	(0.68)	(0.74)	(0.73)	(0.80)
Net asset value, end of period	$15.63		$15.79	$16.06	$16.26	$16.37	$15.86
Total return (%)[3,4]	0.53	[5]	1.59	3.02	4.06	7.93	5.21
Ratios and supplemental data
Net assets, end of period (in millions)	$1,896		$1,904	$1,740	$1,411	$1,434	$1,061
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[6]	0.93	0.94	0.98	1.03	1.06
Expenses including reductions	0.84	[6]	0.87	0.89	0.92	0.98	1.02
Net investment income	2.77	[6]	3.01	3.25	3.80	3.84	4.63
Portfolio turnover (%)	35		56	66	77	72	76

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       41

Class B Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$15.79		$16.06	$16.26	$16.37	$15.86	$15.86
Net investment income[2]	0.17		0.36	0.42	0.50	0.51	0.61
Net realized and unrealized gain (loss) on investments	(0.14)		(0.23)	(0.05)	0.02	0.61	0.08
Total from investment operations	0.03		0.13	0.37	0.52	1.12	0.69
Less distributions
From net investment income	(0.19)		(0.40)	(0.52)	(0.56)	(0.58)	(0.68)
From net realized gain	—		—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.19)		(0.40)	(0.57)	(0.63)	(0.61)	(0.69)
Net asset value, end of period	$15.63		$15.79	$16.06	$16.26	$16.37	$15.86
Total return (%)[3,4]	0.18	[5]	0.88	2.31	3.34	7.18	4.48
Ratios and supplemental data
Net assets, end of period (in millions)	$19		$23	$28	$33	$44	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	[6]	1.63	1.64	1.68	1.73	1.76
Expenses including reductions	1.54	[6]	1.57	1.59	1.62	1.68	1.72
Net investment income	2.08	[6]	2.32	2.57	3.11	3.15	3.92
Portfolio turnover (%)	35		56	66	77	72	76

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       42

Class C Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$15.79		$16.06	$16.26	$16.37	$15.87	$15.86
Net investment income[2]	0.17		0.36	0.41	0.49	0.51	0.61
Net realized and unrealized gain (loss) on investments	(0.14)		(0.23)	(0.04)	0.03	0.60	0.09
Total from investment operations	0.03		0.13	0.37	0.52	1.11	0.70
Less distributions
From net investment income	(0.19)		(0.40)	(0.52)	(0.56)	(0.58)	(0.68)
From net realized gain	—		—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.19)		(0.40)	(0.57)	(0.63)	(0.61)	(0.69)
Net asset value, end of period	$15.63		$15.79	$16.06	$16.26	$16.37	$15.87
Total return (%)[3,4]	0.18	[5]	0.88	2.31	3.34	7.11	4.55
Ratios and supplemental data
Net assets, end of period (in millions)	$313		$310	$250	$162	$195	$116
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	[6]	1.63	1.64		1.72	1.77
Expenses including reductions	1.54	[6]	1.57	1.59	1.62	1.67	1.72
Net investment income	2.07	[6]	2.31	2.53	3.10	3.12	3.91
Portfolio turnover (%)	35		56	66	77	72	76

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       43

Class I Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$15.80		$16.06	$16.26	$16.37	$15.87	$15.86
Net investment income[2]	0.24		0.52	0.57	0.66	0.68	0.78
Net realized and unrealized gain (loss) on investments	(0.14)		(0.22)	(0.04)	0.02	0.61	0.09
Total from investment operations	0.10		0.30	0.53	0.68	1.29	0.87
Less distributions
From net investment income	(0.27)		(0.56)	(0.68)	(0.72)	(0.76)	(0.85)
From net realized gain	—		—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.27)		(0.56)	(0.73)	(0.79)	(0.79)	(0.86)
Net asset value, end of period	$15.63		$15.80	$16.06	$16.26	$16.37	$15.87
Total return (%)[3]	0.62	[4]	1.97	3.35	4.40	8.27	5.70
Ratios and supplemental data
Net assets, end of period (in millions)	$2,729		$1,367	$793	$302	$277	$123
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58	[5]	0.61	0.63	0.66	0.65	0.67
Expenses including reductions	0.52	[5]	0.56	0.57	0.60	0.60	0.62
Net investment income	3.05	[5]	3.32	3.53	4.11	4.19	4.99
Portfolio turnover (%)	35		56	66	77	72	76

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       44

Class R2 Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$15.81		$16.08	$16.27	$16.38	$15.87	$15.80
Net investment income[3]	0.22		0.46	0.51	0.60	0.62	0.17
Net realized and unrealized gain (loss) on investments	(0.14)		(0.23)	(0.02)	0.02	0.64	0.09
Total from investment operations	0.08		0.23	0.49	0.62	1.26	0.26
Less distributions
From net investment income	(0.24)		(0.50)	(0.63)	(0.66)	(0.72)	(0.19)
From net realized gain	—		—	(0.05)	(0.07)	(0.03)	—
Total distributions	(0.24)		(0.50)	(0.68)	(0.73)	(0.75)	(0.19)
Net asset value, end of period	$15.65		$15.81	$16.08	$16.27	$16.38	$15.87
Total return (%)[4]	0.48	[5]	1.55	2.97	4.01	8.09	1.68	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$53		$56	$39	$7	$2	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[7]	1.03	0.98	1.05	1.03	0.86	[7]
Expenses including reductions	0.93	[7]	0.97	0.93	0.99	0.98	0.80	[7]
Net investment income	2.68	[7]	2.92	3.16	3.76	3.88	4.28	[7]
Portfolio turnover (%)	35		56	66	77	72	76	[8]

1	Six months ended 11-30-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       45

Class R4 Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$15.81		$16.08	$16.15
Net investment income[3]	0.24		0.51	0.06
Net realized and unrealized loss on investments	(0.14)		(0.22)	(0.03)
Total from investment operations	0.10		0.29	0.03
Less distributions
From net investment income	(0.26)		(0.56)	(0.10)
Net asset value, end of period	$15.65		$15.81	$16.08
Total return (%)[4]	0.62	[5]	1.86	0.18	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	[7]	0.82	0.80	[7]
Expenses including reductions	0.65	[7]	0.66	0.64	[7]
Net investment income	2.96	[7]	3.24	2.21	[7]
Portfolio turnover (%)	35		56	66	[8]

1	Six months ended 11-30-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 6-1-14 to 5-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       46

Class R6 Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$15.81		$16.08	$16.28	$16.38	$15.87	$15.55
Net investment income[3]	0.26		0.54	0.59	0.68	0.70	0.57
Net realized and unrealized gain (loss) on investments	(0.14)		(0.23)	(0.04)	0.03	0.61	0.40
Total from investment operations	0.12		0.31	0.55	0.71	1.31	0.97
Less distributions
From net investment income	(0.28)		(0.58)	(0.70)	(0.74)	(0.77)	(0.64)
From net realized gain	—		—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.28)		(0.58)	(0.75)	(0.81)	(0.80)	(0.65)
Net asset value, end of period	$15.65		$15.81	$16.08	$16.28	$16.38	$15.87
Total return (%)[4]	0.74	[5]	2.02	3.45	4.58	8.42	6.38	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$137		$118	$93	$43	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.49	[6]	0.52	0.54	0.56	0.57	0.63	[6]
Expenses including reductions	0.42	[6]	0.44	0.46	0.50	0.52	0.57	[6]
Net investment income	3.20	[6]	3.45	3.66	4.26	4.30	5.04	[6]
Portfolio turnover (%)	35		56	66	77	72	76	[7]

1	Six months ended 11-30-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       47

Class NAV Shares Period ended	11-30-16	[1]	5-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$15.81		$15.78
Net investment income[3]	0.26		0.41
Net realized and unrealized gain (loss) on investments	(0.14)		0.06
Total from investment operations	0.12		0.47
Less distributions
From net investment income	(0.28)		(0.44)
Net asset value, end of period	$15.65		$15.81
Total return (%)[4]	0.74	[5]	3.03	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47	[6]	0.50	[6]
Expenses including reductions	0.42	[6]	0.44	[6]
Net investment income	3.21	[6]	3.44	[6]
Portfolio turnover (%)	35		56	[7]

1	Six months ended 11-30-16. Unaudited.
2	The inception date for Class NAV shares is 8-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       48

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       49

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,256,766,138	—	$2,256,766,138	—
U.S. Government and Agency obligations	1,513,049,734	—	1,513,049,734	—
Foreign government obligations	18,657,825	—	18,657,825	—
Capital preferred securities	26,154,639	—	26,154,639	—
Convertible bonds	4,225,375	—	4,225,375	—
Municipal bonds	4,304,106	—	4,304,106	—
Term loans	6,542,763	—	6,542,763	—
Collateralized mortgage obligations	483,014,275	—	483,014,275	—
Asset backed securities	697,615,434	—	697,615,434	—
Preferred securities	37,704,244	$33,510,811	4,193,433	—
Warrants	6,192	6,192	—	—
Short-term investments	57,951,000	—	57,951,000	—
Total investments in securities	$5,105,991,725	$33,517,003	$5,072,474,722	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       50

date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended November 30, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2016 were $5,242.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2016, the fund has a short-term capital loss carryfoward of $7,840,389 and a long-term capital loss carryforward of $20,499,932 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       51

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.500% of the first $500 million of the fund's average daily net assets, (b) 0.475% of the next $500 million of the fund's average daily net assets, (c) 0.450% of the next $500 million of the fund's average daily net assets, (d) 0.450% of the next $500 million of the fund's average daily net assets, (e) 0.400% of the next $500 million of the fund's average daily net assets; and (f) 0.350% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During six months ended November 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses by 0.05% of the fund's average daily net assets. These fee waivers and/or reimbursements expire on September 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets, on an annualized basis, attributable to the class. The fee waiver and/or reimbursement expires on September 30, 2017, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2016, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$566,172	Class R4	$111
Class B	6,205	Class R6	49,465
Class C	93,294	Class NAV	450
Class I	545,577	Total	$1,277,261
Class R2	15,987

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

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The investment management fees incurred for the six months ended Novemeber 30, 2016 were equivalent to a net annual effective rate of 0.35% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended Novemeber 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service Fee	Class	Rule 12b-1 fee	Service Fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires September 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $193 for Class R4 shares for the six months ended November 30, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,759,458 for the six months ended November 30, 2016. Of this amount, $383,087 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,315,357 was paid as sales commissions to broker-dealers and $61,014 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2016, CDSCs received by the Distributor amounted to $12,668, $24,345 and $67,635 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the six months ended November 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,941,397	$1,233,451
Class B	107,204	13,491
Class C	1,614,534	203,097
Class I	—	1,068,278
Class R2	138,388	4,747
Class R4	619	33
Class R6	—	11,300
Total	$4,802,142	$2,534,397

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest income is included in Interest on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$55,000,000	3	0.715%	$3,277

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2016 and the year ended May 31, 2016 were as follows:

		Six months ended 11-30-16		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	18,689,216	$299,653,965	35,391,749	$554,961,010
Distributions reinvested	1,795,973	28,766,758	3,513,492	55,111,261
Repurchased	(19,690,840)	(315,476,633)	(26,690,242)	(418,500,249)
Net increase	794,349	$12,944,090	12,214,999	$191,572,022
Class B shares
Sold	28,552	$458,356	82,433	$1,288,500
Distributions reinvested	13,832	221,593	32,988	517,501
Repurchased	(266,316)	(4,271,250)	(431,764)	(6,776,648)
Net decrease	(223,932)	($3,591,301)	(316,343)	($4,970,647)
Class C shares
Sold	3,154,930	$50,578,651	7,058,923	$110,691,432
Distributions reinvested	222,787	3,568,594	409,330	6,420,042
Repurchased	(2,971,428)	(47,566,408)	(3,423,907)	(53,698,550)
Net increase	406,289	$6,580,837	4,044,346	$63,412,924

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		Six months ended 11-30-16		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class I shares
Sold	101,887,560	$1,632,020,313	56,304,150	$884,365,532
Distributions reinvested	1,887,959	30,180,858	1,944,559	30,506,400
Repurchased	(15,747,106)	(251,344,912)	(21,083,501)	(329,474,837)
Net increase	88,028,413	$1,410,856,259	37,165,208	$585,397,095
Class R2 shares
Sold	626,117	$10,054,728	1,698,660	$26,609,115
Distributions reinvested	49,414	792,497	88,114	1,383,168
Repurchased	(830,897)	(13,360,751)	(661,225)	(10,392,657)
Net increase (decrease)	(155,366)	($2,513,526)	1,125,549	$17,599,626
Class R4 shares
Sold	34,408	$547,894	13,084	$204,641
Distributions reinvested	289	4,615	138	2,171
Repurchased	(44)	(695)	—	—
Net increase	34,653	$551,814	13,222	$206,812
Class R6 shares
Sold	1,871,345	$29,939,898	2,204,481	$34,512,931
Distributions reinvested	140,593	2,254,198	242,793	3,812,467
Repurchased	(733,688)	(11,662,974)	(779,808)	(12,233,469)
Net increase	1,278,250	$20,531,122	1,667,466	$26,091,929
Class NAV shares[1]
Sold	32,590	$523,076	113,500	$1,786,571
Distributions reinvested	1,705	27,328	2,626	41,131
Repurchased	(14,828)	(239,389)	(19,999)	(310,014)
Net increase	19,467	$311,015	96,127	$1,517,688
Total net increase	90,182,123	$1,445,670,310	56,010,574	$880,827,449

1 The inception date for Class NAV shares is 8-31-15.

Affiliates of the fund owned 11% and 100% of shares of beneficial interest of Class R4 and Class NAV shares, respectively, on November 30, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $1,796,748,727 and $545,076,736, respectively, for the six months ended November 30, 2016. Purchases and sales of U.S. Treasury obligations aggregated $1,160,599,972 and $962,947,134, respectively for the six months ended November 30, 2016.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2016, funds within the John Hancock group of funds complex held 0.04% of the fund's net assets.

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Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended November 30, 2016, the fund engaged in purchases amounting to $137,826,604.

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Bond Fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2016 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one year period ended December 31, 2015, and outperformed its benchmark for the three- and five-year periods ended December 31, 2015. The Board noted that the fund

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outperformed its peer group average for the one-, three- and five year period ended December 31, 2015. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group for the three- and five-year periods. The Board concluded that the fund's performance has generally outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses for the fund are lower than the peer group median.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor; and
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subdvisory fee for the fund is paid by the Advisor; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data;

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF336775	21SA 11/16 1/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2017